Shareholders of Global Blue Group Holding AG - Narrative (Details) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 EUR (€) numberOfVotes € / shares Rate shares	Mar. 31, 2020 shares
Disclosure of classes of share capital [line items]
Shares exchange ratio, preference shares to ordinary shares, put option (in ordinary shares for preference shares) | Rate			100.00%
Call option, duration			20 days
Call option, duration of volume weighted average price calculation			30 days
Preference share redemption, duration of volume weighted average price calculation			30 days
Preference share, value attributable on change of control (in USD per share)		$ 10.00
Preference shares, liquidation proceeds (in USD per share)		10.00
Private warrants to shares purchase ratio (in shares per warrant)			1
Price per share, private warrants purchase price (in USD per share)		$ 11.50
Price per warrant, public warrant redemption call (in USD per share) | € / shares			€ 0.01
Amendment approval required, public warrants (in percentage)			50.00%
Warrants
Disclosure of classes of share capital [line items]
Public warrants issued (in shares) | shares			21,083,307
Private warrants issued (in shares) | shares			9,766,667
Issuance of warrants (in shares) | shares			30,849,974
Share issue related cost | €			€ 20.2
Number of warrants outstanding (in shares) | shares		30,735,950	30,735,950
Preference shares
Disclosure of classes of share capital [line items]
Number of votes, preference shares | numberOfVotes			1
Dividend rate (in percentage)	8.00%
Increase in dividend rate per year (in percentage)	1.00%
Number of warrants outstanding (in shares) | shares				0
Minimum
Disclosure of classes of share capital [line items]
Exercise of put option, period			25 days
Volume weighted average price, ordinary shares (in USD per share)		$ 18.00
Volume weighted average price ordinary shares, preference shares (in USD per share)		10.00
Closing price per share (in USD per share)		$ 18.00
Redemption period, public warrants call			30 days
Maximum
Disclosure of classes of share capital [line items]
Exercise of put option, period			65 days